January 29, 2004


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD FENWAY FUNDS
     FILE NO.  33-19446
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

THE VANGUARD GROUP, INC.

Edward C. Delk
Senior Counsel

cc: Christian Sandoe, Esquire
    U.S. Securities & Exchange Commission